Acquisitions (Tables) (Color Optics Inc [Member])	12 Months Ended
Dec. 29, 2012
Color Optics Inc [Member]
Schedule of Final Allocation of Purchase Price

The final allocation of the purchase price for the Color Optics acquisition was as follows:

In thousands
Current assets	$3,451
Property, plant and equipment	614
Intangible assets	—
Goodwill	—
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)

$4,776